Segment information	6 Months Ended
Jun. 30, 2026
Segment information [abstract]
Segment information
17.	Segment information

Reportable segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker, with appropriate aggregation. The chief operating decision maker is the CEO who is responsible for allocating resources, assessing the performance of the reportable segment and making key strategic decisions. The Company operates in one segment, Biopharmaceutical, which is focused on furthering the research and development of the Company’s drug candidates and the development of a treatment for alcohol misuse for applications in hospitals and other medical practices.

The Company’s Strategic Investments segment is no longer active as of June 30, 2026, and December 31, 2025.

The following tables summarize the Company's total current and non-current assets and current and non-current liabilities as of June 30, 2026, and December 31, 2025, on a segmented basis:

As of June 30, 2026

	Biopharmaceutical	Total
	$	$
Current assets	9,961,395	9,961,395
Non-current assets	4,430,490	4,430,490
Current liabilities	8,297,670	8,297,670

As of December 31, 2025

	Biopharmaceutical	Total
	$	$
Current assets	6,478,353	6,478,353
Non-current assets	4,682,556	4,682,556
Current liabilities	6,058,294	6,058,294

The following tables summarize the Company's interest income, total operating expenses, and net loss for the three and six months ended June 30, 2026, and 2025 on a segmented basis:

	For the six months ended June 30, 2026
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest expense (income)	52,116	(510)	51,606
Total operating expenses	5,259,659	236	5,259,895
Net (loss) income	(16,846,774)	274	(16,846,500)

	For the three months ended June 30, 2026
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest expense	42,537	7	42,544
Total operating expenses	2,293,488	102	2,293,590
Net (loss)	(3,092,826)	(110)	(3,092,936)

	For the six months ended June 30, 2025
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest (income)	(24,727)	(133,222)	(157,949)
Total operating expenses	8,250,414	448	8,250,862
Net (loss) income	(18,638,981)	132,773	(18,506,208)

	For the three months ended June 30, 2025
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest (income)	(22,144)	(68,589)	(90,733)
Total operating expenses	4,853,313	126	4,853,439
Net (loss) income	(9,834,790)	68,463	(9,766,327)